ALPS SERIES TRUST

New Sheridan Developing World Fund (the “Fund”)

SUPPLEMENT DATED SEPTEMBER 8, 2015 TO THE FUND’S PROSPECTUS
DATED JANUARY 28, 2015, AS SUPPLEMENTED BY THAT CERTAIN SUPPLEMENT
DATED JUNE 30, 2015

Based on the operational history of the Fund, the references to the Fund operating in a non-diversified manner are no longer applicable. As a result, the non-diversification information contained under the “Principal Risks of the Fund” sections of the Fund’s Prospectus is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS SERIES TRUST

New Sheridan Developing World Fund (the “Fund”)

SUPPLEMENT DATED SEPTEMBER 8, 2015 TO THE FUND’S STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2015, AS SUPPLEMENTED BY THAT CERTAIN SUPPLEMENT DATED JUNE 30, 2015

Based on the operational history of the Fund, the references to the Fund operating in a non-diversified manner are no longer applicable. As a result, any reference to the classification of the Fund as “Non-Diversified” in the Fund’s Statement of Additional Information is hereby changed to “Diversified”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE